Capital Structure (Tables)	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Schedule of Conversions of Stock

	March 12, 2021 (Closing Date)
	Preferred Stock Shares	Conversion Ratio	Common Stock Shares
Series Seed Convertible Preferred Stock (pre-combination)	3,198,556	9.07659	29,031,982
Series A Convertible Preferred Stock (pre-combination)	2,851,057	9.07659	25,877,876
Series B Convertible Preferred Stock (pre-combination)	1,032,888	9.07659	9,375,100
Series B-1 Convertible Preferred Stock (pre-combination)	1,524,279	9.07659	13,835,256

Total	8,606,780		78,120,214